OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

November 21, 2012

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:	Oppenheimer Global Real Estate Fund
Registration No. 811-22771

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing on Form N-1A is hereby being made under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) on behalf of Oppenheimer Global Real Estate Fund (the “Fund”), an investment company organized as a Delaware statutory trust.  This filing consists of the documents comprising the Fund’s initial registration statement on Form N-1A (the “Registration Statement”).

The Trustees of the Fund have not, at the date hereof, been elected. However, the Board of Trustees of the Fund will be properly constituted in accordance with Section 10 of the Investment Company Act prior to the effective date of the Registration Statement.

In connection with its filing on Form N-1A, pursuant to Investment Company Act Release No. IC-13768 (February 15, 1984), the Fund requests selective review of its Registration Statement.  The Fund believes that selective review is proper because: (1) it employs investment objectives, policies and techniques that are similar to those of other funds in the OppenheimerFunds complex; and (2) the Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex. This filing incorporates comments received from Securities and Exchange Commission ("Commission") staff on Oppenheimer funds' N-1A filings.

The Fund is similar to Oppenheimer Real Estate Fund (Reg. Nos. 333-74582 and 811-10589) (“Real Estate Fund”). For purposes of this selective review, set forth below is a description of: (1) any material changes from the disclosure used to describe Real Estate Fund; (2) any problem areas that in the Registrant’s view warrant particular attention; (3) any new investment techniques, products, or methods of distribution covered by the filing; and (4) the identity of any prior filings, or portions thereof, that the Registrant considers similar to, or intends as precedent for, the current filing.

Except as set forth below, the Registration Statement contains disclosure that is substantially similar in material respects to the disclosure used to describe Real Estate Fund, most recently filed with the Commission on August 27, 2012 under section 485(b) of the Securities Act, as Post-Effective Amendment No. 18 to its registration statement on Form N-1A. Differences between the Fund and Real Estate Fund include the following:

• Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks and other equity securities of real estate companies. The Fund invests a substantial portion of its assets in a number of different countries throughout the world, including the U.S. Under normal market conditions, the Fund will invest in at least three different countries. Real Estate Fund mainly invests in U.S. issuers, though it can also invest in foreign issuers.

The Fund focuses on real estate investment trusts (“REITs”) and similar REIT-like entities domiciled outside the U.S. and real estate operating companies (“REOCs”) and other real estate related securities. Real Estate Fund primarily invests in REITs, but also may invest in REOCs and other real estate related securities.

• Principal Risks

Because the Fund will invest a substantial portion of its assets in a number of countries throughout the world, its risks of foreign investing, including the risks specific to the emerging and developing markets, will generally be greater than those risks for Real Estate Fund.

An audited Statement of Assets and Liabilities of the Fund, the consent of the Fund’s independent auditors, and the Opinion of Counsel are not included in this initial Registration Statement, but will be added by Pre-Effective Amendment. It is anticipated that at, or soon after, the time of the filing of the Fund’s Pre-Effective Amendment, the Fund will request acceleration of the effective date of its Registration Statement to a date on or about February 8, 2013.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310
tedwards@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards
-----------------------------
Taylor V. Edwards
Vice President & Senior Counsel

cc:	Valerie Lithotomos, Esq.
Arthur S. Gabinet, Esq.
Lori E. Bostrom, Esq.
Ronald M. Feiman, Esq.
Gloria J. LaFond